Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies [Abstract]
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar	The following table presents data pertaining to the rate of change of the exchange rate of U.S. dollar, Euro and ICPI during the reported periods:
	Year ended December 31,
	2023	2022	2021
	%	%	%
ICPI (2016 base year)	2.958	5.263	2.805
Representative exchange rate of U.S dollar/NIS	3.0	13.2	(3.3)
Representative exchange rate of Euro/NIS	6.9	6.6	(10.8)

Schedule of Annual Depreciation Rates	The annual depreciation rates are as follows:
%
Computers	20-33
Office furniture and equipment	6-7
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement

Schedule of Annual Depreciation Rates	The annual average depreciation rate of the right-of-use assets is as follows:
%
Office buildings	28.6

Schedule of Amounts Paid With Its Defined Contribution Plan	The following tabular represents amounts paid with its defined contribution plan:
	Year ended December 31,
	2023	2022	2021
Expenses related in respect of defined contribution plan	1,462	1,260	930